Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Dec. 09, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Policies and Practices Related to the Grant of Certain Equity Awards
The Compensation Committee approves equity awards granted to our NEOs on or before the grant date, but grants are not currently made on a predetermined schedule. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure
of material nonpublic
information

Gregory Haskell, CEO ..............................	—	—	—	—	—
Mike Otworth, Executive Chairman .....	12/9/2024	262,295	12.20	$1,712,786	(0.88)%
Dr. John Scott, Chief Strategy Officer ..	12/9/2024	163,934	12.20	$1,070,489	(0.88)%

Award Timing Method	The Compensation Committee approves equity awards granted to our NEOs on or before the grant date, but grants are not currently made on a predetermined schedule.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic
information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure
of material nonpublic
information

Gregory Haskell, CEO ..............................	—	—	—	—	—
Mike Otworth, Executive Chairman .....	12/9/2024	262,295	12.20	$1,712,786	(0.88)%
Dr. John Scott, Chief Strategy Officer ..	12/9/2024	163,934	12.20	$1,070,489	(0.88)%

Mike Otworth [Member]
Awards Close in Time to MNPI Disclosures
Name		Mike Otworth,Executive Chairman .....
Underlying Securities | shares		262,295
Exercise Price | $ / shares		$ 12.20
Fair Value as of Grant Date | $		$ 1,712,786
Underlying Security Market Price Change		(0.0088)
John Scott [Member]
Awards Close in Time to MNPI Disclosures
Name		Dr. John Scott, Chief Strategy Officer ..
Underlying Securities | shares		163,934
Exercise Price | $ / shares		$ 12.20
Fair Value as of Grant Date | $		$ 1,070,489
Underlying Security Market Price Change		(0.0088)